Non-controlling interests and redeemable non-controlling interests - Net Loss Attributable to Non-Controlling Interest (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 windProject	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	May 24, 2019 USD ($)
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	$ 89,637,000	$ 67,286,000
Non-controlling interests - redeemable tax equity partnership units	6,902,000	6,955,000
Redeemable non-controlling interest, held by related party	(10,435,000)	(12,651,000)
Net effect of non-controlling interests	79,202,000	54,635,000
Number of wind projects | windProject			3
Non-controlling interests	1,441,924,000	399,487,000
Non-controlling interests	1,523,082,000	458,612,000
Contributions from redeemable non-controlling interests	$ 0	3,717,000
North Fork Ridge Wind Project
Noncontrolling Interest [Line Items]
Number of wind projects | facility	3
Atlantica Yield Energy Solutions Canada Inc. (b)
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 41,782,000	59,125,000		$ 96,752,000
Atlantica Yield Energy Solutions Canada Inc. (b) | AIP
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	0	0
Non-controlling interests				$ 96,752,000	$ 130,103	$ 96,752,000
Mid-West Wind Facilities
Noncontrolling Interest [Line Items]
Contributions from redeemable non-controlling interests	530,880,000
Sugar Creek Wind Facility
Noncontrolling Interest [Line Items]
Contributions from redeemable non-controlling interests	380,829,000
Maverick Creek Wind Facility
Noncontrolling Interest [Line Items]
Contributions from redeemable non-controlling interests	147,914,000
Non-controlling interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	(5,682,000)	(2,351,000)
Non-controlling interests	64,807,000	11,234,000
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	88,417,000	62,682,000
Non-controlling interests - redeemable tax equity partnership units	6,902,000	6,955,000
Non-controlling interests	$ 1,377,117,000	$ 388,253,000